UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21049

PRIVATE ASSET MANAGEMENT FUNDS

(Exact name of registrant as specified in charter)

11995 El Camino Real, Suite 303

   San Diego, CA

          92130

 (Address of principal executive offices)

         (Zip code)

Michael Berlin

Private Asset Management Funds

11995 El Camino Real, Suite 303

San Diego, CA 92130

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 792-3800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Private Asset Management Fund

	Schedule of Investments
	September 30, 2006 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
3,900	United Technologies Corp.	$247,065	2.75%

Beverages
3,300	Diageo plc **	234,432	2.61%

Biological Products
3,500	Amgen Inc. *	250,355	2.79%

Computer Communications Equipment
8,200	Cisco Systems Inc. *	188,436	2.10%

Computer & Office Equipment
3,000	International Business Machines Corp.	245,820	2.74%

Computer Peripheral Equipment
6,000	Intermec Inc. *	158,160	1.76%

Computer Storage Devices
13,000	EMC Corp. *	155,740	1.74%

Converted Paper & Paperboard Prods. (No Containers/Boxes)
2,800	Kimberly-Clark Corp.	183,008	2.04%

Electromedical & Electrotherapeutic Apparatus
3,000	Medtronic Inc.	139,320	1.55%

Electronic & Other Electrical Equipment
3,000	Emerson Electric Co.	251,580
10,150	General Electric Co.	358,295
		609,875	6.79%

Fire Marine & Casualty Insurance
3,950	Allstate Corp.	247,784	2.76%

Miscellaneous Manufacturing
6,500	International Game Technology	269,750	3.00%

National Commercial Banks
7,124	Bank of America Corp.	381,633
7,600	Citigroup Inc.	377,492
6,640	JP Morgan Chase & Co.	311,814
2,600	PNC Financial Services Group Inc.	188,344
3,250	Wachovia Corp.	181,350
		1,440,633	16.04%

Perfumes, Cosmetics & Other Toilet Preparations
3,750	Colgate-Palmolive Co.	232,875	2.59%

Petroleum Refining
2,000	BP plc **	131,160
3,200	Chevron Corp.	207,552
3,000	Exxon Mobil Corp.	201,300
		540,012	6.01%

Pharmaceutical Preparations
8,500	Bristol Myers Squibb Co.	161,980
5,650	Johnson & Johnson	366,911
8,500	Nektar Therapeutics *	122,485
11,500	Pfizer Inc.	326,140
		977,516	10.89%

Paints, Varnishes, Lacquers, Enamels & Allied Prods.
2,350	PPG Industries Inc.	157,638	1.76%

Radio & TV Broadcasting
5,000	QUALCOMM Inc.	181,750	2.02%

Retail-Drug Stores and Proprietary Stores
3,000	Walgreen Co.	133,170	1.48%

Retail-Miscellaneous Shopping Goods Stores
7,000	Staples Inc.	170,310	1.90%

Retail-Variety Stores
2,950	Costco Wholesale Corp.	146,556	1.63%

Savings Institutions, Not Federally Chartered
10,000	New York Community Bankcorp Inc.	163,800	1.82%

Semiconductors & Related Devices
6,000	Applied Materials Inc.	106,380
15,000	Intel Corp.	308,550
		414,930	4.62%

Services-Business Services, NEC
5,800	eBay Inc. *	164,488	1.83%

Services-Commercial Physical & Biological Research
3,500	Gen-Probe Inc. *	164,115	1.83%

Services-Prepackaged Software
8,750	Microsoft Corp.	239,313	2.67%

Surgical & Medical Instruments & Apparatus
3,700	3M Co.	275,354	3.07%

Wholesale-Groceries & Related
8,000	Sysco Corp.	267,600	2.98%

Total for Common Stock (Cost - $7,219,941)		$ 8,599,804	95.77%

Exchange Traded Funds
1,625	iShares MSCI EAFE Index	110,126
2,900	NASDAQ 100 Trust Shares	117,885
1,675	Vanguard Emerging Markets Stock VIPERs	112,493
Total for Exchange Traded Funds (Cost - $285,969)		340,504	3.79%

Cash Equivalents
39,878	Fidelity Money Market Pt Cl Select 5.15% ***	39,878	0.44%
	(Cost - $39,878)

	Total Investments	8,980,187	100.00%
	(Cost - $7,545,789)

	Liabilities in Excess of Other Assets	(385)	0.00%

	Net Assets	$ 8,979,802	100.00%

* Non-Income producing securities.
** ADR - American Depository Receipt
*** Variable Rate Security; The Coupon Rate shown represents the rate at September 30, 2006.

NOTES TO FINANCIAL STATEMENTS

PRIVATE ASSET MANAGEMENT FUND

1. SECURITY TRANSACTIONS

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent annual repot.

Item 2. Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded, based on an evaluation of the Registrant’s disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the”1940Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIVATE ASSET MANAGEMENT FUNDS

By : /s/ Stephen J. Cohen

       Stephen J. Cohen

       President

Date:   11/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Stephen J. Cohen

       Stephen J. Cohen

       President

Date:   11/21/06

By : /s/ Michael D. Berlin

       Michael D. Berlin

       Chief Financial Officer

Date:   11/21/06